SUPPLEMENT DATED DECEMBER 2, 2021
to the following variable annuity prospectuses dated May 1, 2021

Talcott Resolution Life Insurance Company Separate Account Three:
The Director M
First Horizon Director M
Director M Platinum
AmSouth Variable Annuity M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra

Talcott Resolution Life and Annuity Insurance Company Separate Account Three:
The Director M
Wells Fargo Director M
The Director M Outlook
Wells Fargo Director M Outlook

This supplement updates certain information in your prospectus for insurance products issued by
Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company

Effective May 1, 2022, in Appendix A.II for the above products:

•the AB VPS Balanced Wealth Strategy Portfolio will be changed to AB VPS Balanced Hedged Allocation Portfolio; and

•the AB VPS International Growth Portfolio will be changed to AB VPS Sustainable International Thematic Portfolio.

This supplement should be retained with your prospectus.

HV-7882